SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Annual Rates of Depreciation
%
Computers nd software	33
Buildings	2
Vehicles	15
Manufacturing equipment	7-10
Laboratory equipment	7-20
(Mainly 15%)
Furniture and office equipment	6-15

Schedule of changes in the allowance for doubtful accounts

	Year ended December 31
	2016		2015	2014
	U.S. dollars in thousands
Balance at beginning of year	$-		$245	$-
Charged to cost and expenses	935	*	-	245
Released from doubtful accounts	-		(245)	-
Balance at end of year	$935		$-	$245